Equity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	$ 163	$ 173	$ 924	$ 358	$ 8,860
J&S
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	0	(11)	58	(49)	0
OpenKey
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	177	156	826	515	849
RED
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	(34)	(7)	68	0	0
Pure Wellness
Class of Stock [Line Items]
Total net (income) loss allocated to noncontrolling interests	$ 20	$ 35	$ (28)	$ 38	$ 0